Share-based payments charge (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share-based payment arrangements [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The following assumptions were used for the Black-Scholes valuation of share options and RSUs granted in 2017 and 2018. For the options granted under the Unapproved Scheme the table indicates the ranges used in determining the fair-market values, aligning with the various dates of the underlying grants. The volatility is calculated using historic weekly averages of the Company's share price over a period that is in line with the expected life of the options and RSUs.

Issued in 2017	Unapproved Scheme	Restricted Stock Units
Options granted	4,656,828	1,052,236
Risk-free interest rate	0.29% - 0.62%	0.42%-0.62%
Expected life of options	5.5 – 7.0 years	5.5 – 7.0 years
Annualized volatility	71.3% - 73.3%	71.3% - 73.3%
Dividend rate	0.00%	0.00%
Vesting period	1 to 4 years	1 to 4 years

Issued in 2018	Unapproved Scheme	Restricted Stock Units
Options granted	2,090,847	273,390
Risk-free interest rate	1.08% - 1.22%	1.08% - 1.22%
Expected life of options	5.5 - 7 years	5.5 - 7 years
Annualized volatility	69.88% -71.35%	69.88% -71.35%
Dividend rate	0.00%	0.00%
Vesting period	1 to 4 years	1 to 4 years

Disclosure of number and weighted average exercise prices of share options

Outstanding and exercisable share options by scheme as of December 31, 2018:

Plan	Outstanding	Exercisable	Weighted average exercise price in £ for Outstanding	Weighted average exercise price in £ for Exercisable
Unapproved	8,538,130	3,336,232	1.49	1.57
EMI	213,984	206,652	3.06	3.09
Total	8,752,114	3,542,884	1.53	1.66

As of December 31, 2018 there were no restricted share options exercisable (2017: nil) and there is no exercise price for restricted share options.
The options outstanding at December 31, 2018 had a weighted average remaining contractual life of 8 years (2017: 8.6 years). For 2017 and 2018, the number of options granted and expired and the weighted average exercise price of options were as follows:

	Number of options	Weighted average exercise price (£)
At January 1, 2017	3,037,296	1.87
Options granted in 2017:
Employees	3,150,846	1.32
Directors	1,505,982	1.32
Options exercised in the year	(133,333)	1.10
Options expired in the year	(33,333)	1.90
At December 31, 2017	7,527,458	1.53
Exercisable at December 31, 2017	797,333	2.04

	Number of options	Weighted average exercise price (£)
At January 1, 2018	7,527,458	1.53
Options granted in 2018:
Employees	1,222,089	1.46
Directors	868,758	1.46
Options forfeited in the year	(799,524)	1.43
Options expired in the year	(66,667)	1.75
At December 31, 2018	8,752,114	1.53
Exercisable at December 31, 2018	3,542,884	1.66
The Company had the following share options movements in the year ended December 31, 2018:

Year of issue	Exercise price (£)	At January 1, 2018	Options granted	Options forfeited	Options expired	At December 31, 2018	Expiry date
2012	2.50 - 7.50	99,993	—	—	—	99,993	June 1, 2022
2013	2	99,990	—	—	—	99,990	April 15, 2023
2013	2.00	159,999	—	—	—	159,999	July 29, 2023
2014	1.75	109,998	—	—	—	109,998	May 15, 2024
2014	1.75	49,998	—	—	—	49,998	May 15, 2024	*
2014	1.10 - 1.75	66,667	—	—	(66,667)	—	August 6, 2018	**
2015	1.25	41,997	—	—	—	41,997	January 29, 2025	*
2015	1.25	549,999	—	—	—	549,999	January 29, 2025
2016	2	260,000	—	(20,000)	—	240,000	February 2, 2026
2016	2.00	21,996	—	—	—	21,996	February 2, 2026	*
2016	1.80	809,996	—	(133,332)	—	676,664	August 3, 2026
2016	1.89	299,997	—	—	—	299,997	September 13, 2026
2016	2.04	300,000	—	—	—	300,000	September 16, 2026
2017	1.32 - 1.525	4,656,828	—	(563,664)	—	4,093,164	April 26, 2027
2018	1.46	—	2,090,847	(82,528)	—	2,008,319	March 8, 2028
Total		7,527,458	2,090,847	(799,524)	(66,667)	8,752,114

*	Options granted under the EMI Scheme.
* *    Valued based on fair value of services received.

Disclosure of number and weighted average exercise prices of other equity instruments
The following table shows the number of RSUs issued in 2017. There were no RSUs forfeited, canceled or vested in 2017. The fair value of each unvested RSU at grant date was £1.32.

Number of RSUs
At January 1, 2017	—
Granted:
Employees	705,841
Directors	346,395
At December 31, 2017	1,052,236
The following table shows the number of RSUs issued, exercised and forfeited in 2018. The fair value of each unvested RSU granted in 2018 was£1.46.

Number of RSUs
At January 1, 2018	1,052,236
Granted:
Employees	136,404
Directors	136,986
RSUs vested in the year	(309,237)
RSUs forfeited in the year	(153,916)
At December 31, 2018	862,473
The Company had the following RSU movements in the year ended December 31, 2018:

Year of issue	Exercise price (£)	At January 1, 2018	Units granted	Units vested	Units forfeited	At December 31, 2018	Expiry date
2017	n/a	1,052,236	—	(309,237)	(13,012)	729,987	April 26, 2027
2018	n/a	—	273,390	—	(140,904)	132,486	March 8, 2028
Total		1,052,236	273,390	(309,237)	(153,916)	862,473